SHORT TERM LOANS-UNRELATED PARTIES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT TERM LOANS-UNRELATED PARTIES

9. SHORT TERM LOANS-UNRELATED PARTIES

As of December 31, 2025 and 2024, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2025	As of December 31, 2024
Third parties loans	7,498,469	2,179,047
Total	$7,498,469	$2,179,047

a) Third party loans

Third party loans as of December 31, 2025 and 2024 consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Ms. Xiuxia Wang	2,827,395	568,548
Mr. Hongshan Liu	64,349	68,500
Fujian Chuanzhiyuan Co, ltd	142,998	136,999
Chris Young	207,294	-
Ma Xin	268,315	-
CISI Investment Limited	2,583,118	-
Ms. Xiuli Wang	1,405,000	-
Ms. Xiaozhen Li	-	1,405,000
Total	$7,498,469	$2,179,047

During December 2024, the Company obtained aggregate borrowings of RMB4.15 million ($568,548) from Ms. Xiuxia Wang, bearing 8% per annum and payable on demand. For the year ended December 31, 2025, the Company borrowed a total of RMB3.3 million ($471,895) on several occasions from Ms. Xiuxia Wang, bearing 8% per annum and payable on demand. During the year of 2025, the Company repaid Ms. Xiuxia Wang in the amount of RMB5.6 million ($813,552) in total. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $2,827,395 and $568,548 from Ms. Xiuxia Wang, and the loan bears interest at 8% per annum and is payable on demand with no fixed maturity. Accrued interest payable related to the borrowing as of December 31, 2025 and 2024 was $335,232 and nil, respectively.

On December 31, 2024, the Company obtained a loan of RMB0.5 million ($68,500) from Mr. Hongshan Liu. The loan bears interest at 8% per annum and is due on December 31, 2025. During the year 2025, the Company repaid Mr. Hongshan Liu in the amount of RMB50,000 ($7,150). Accrued interest payable related to the borrowings as of December 31, 2025 and 2024 was $42,886 and nil, respectively.

On December 30, 2024, the Company borrowed a revolving credit loan of RMB1 million ($136,999) from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., an unrelated party. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $142,998 and $136,999 from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., and the loan bears interest at 8% per annum and is payable on demand with no fixed maturity. Accrued interest payable related to the borrowing as of December 31, 2025 and 2024 was $11,440 and nil, respectively.

As of the merger date on November 21, 2024, the Company assumed liabilities of TMT upon completion of the merger, including a short-term, interest-free loan totaling $1,405,000 owed to Ms.Xiaozhen Li. The loan agreement does not stipulate a specific repayment timeline. In 2025, the note payable of $1,405,000, originally owed by TMT to Ms. Xiaozhen Li, was transferred to ELPW. Pursuant to this arrangement, the obligation is owed by ELPW to Ms. Xiuli Wang as of December 31, 2025, and the borrowing is non-interest-bearing and is payable on demand with no fixed maturity. In April 2026, the Company has fully settled the outstanding principal.

On November 5, 2025, the Company borrowed a credit loan of RMB10 million ($1,429,981) from Mr. Jingdong Qu, bearing interest at 8% per annum and due on November 4, 2026. Later in 2025, the Company transferred this debt, along with related interest payable, to Ms. Xiuxia Wang under the same terms.

On October 21, 2025 the Company obtained a loan of RMB1.5 million ($207,294) from Chris Young, bearing interest at 8% per annum and due on October 20, 2026. As of December 31, 2025 and 2024, the accrued interest payable related to the borrowings from Chris Young was $3,087 and nil, respectively. In April 2026, the Company has fully settled all outstanding principal and accrued interest.

On September 19, 2025, the Company borrowed a credit loan of RMB1.8 million ($268,315) from MA XIN, bearing interest at 8% per annum and due on September 18, 2026. As of December 31, 2025 and 2024, the accrued interest payable related to the borrowings from MA XIN was $6,057 and nil, respectively. In April 2026, the Company has fully settled all outstanding  principal together with all accrued interest.

For the year ended December 31, 2025, the Company obtained aggregate borrowings of RMB3.58 million ($512,562) in total from Flying Height Trading Co, Limited, bearing 8% per annum and payable on demand. The Company repaid the loan in full in 2025. As of December 31, 2025 and 2024, the accrued interest payable related to the borrowings was $11,342 and nil, respectively.

Jingyang HK transferred its note payable of RMB18,064,000 ($2,583,118) owed to CISI Investment Limited (“CISI”), along with related interest payable, to ELPW in 2025. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $2,583,118 and nil, respectively, from CISI, and the loan bears interest at 10% per annum and is payable on demand with no fixed maturity. Accrued interest payable related to the borrowing as of December 31, 2025 and 2024 was $447,875 and nil, respectively. In April 2026, the Company has fully settled   all outstanding principal and accrued interest.

During the financial year ended December 31, 2025,   Zibo Jingyang transferred its receivable of RMB1,612,408 ($230,571) from Ms. Xiuxia Wang to Elong Beijing, in order to offset the debt owed by Elong Beijing due to Zibo Jingyang.

During the financial year ended December 31, 2025,   Jingyang Power (Ganzhou) transferred its receivable of RMB648,341 ($92,712) from Ms. Xiuxia Wang to Elong Beijing, in order to offset the debt owed by Elong Beijing due to Zibo Jingyang.

During the financial year ended December 31, 2025, Jingyang Power (Ganzhou) transferred its debt of RMB10 million ($1,468,913), along with related interest payable, owed to Ms. Xiuxia Wang, to Elong Beijing. The loan bears interest at 8% per annum and is payable on demand with no fixed maturity.

Changes in loans were as follows:

	For the Years ended December 31,
	2025	2024	2023
Beginning balance	$2,179,047	$-	$-
Proceeds from third parties	2,890,047	774,047	-
Repayment of loans to third parties	(1,333,264)	-	-
Addition from debt restructuring	2,834,981	-	-
Deletion from debt restructuring	(2,834,981)	-	-
Settlement from discontinued operations’ receivable	(323,283)
Transfer from discontinued operations	4,052,030	-	-
Loan acquired in the reverse recapitalization	-	1,405,000	-
Exchange difference	33,892	-	-
Ending balance	$7,498,469	$2,179,047	$-

Interest expense was $398,920, nil and nil for the years ended December 31, 2025, 2024 and 2023, respectively.